1

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2024 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 91.0%

AEROSPACE & DEFENSE – 2.2%
Airbus SE	3,403	$542,050
Austal Ltd.	39,976	53,034
Babcock International Group PLC	16,776	95,879
BAE Systems PLC	115,226	1,716,461
BWX Technologies, Inc.	9,823	800,378
General Dynamics Corp.	518	137,265
Lockheed Martin Corp.	1,149	493,392
Northrop Grumman Corp.	1,402	626,357
Rheinmetall AG	1,535	537,512

TOTAL AEROSPACE & DEFENSE		$5,002,328

AIR FREIGHT & LOGISTICS – 0.8%
Bpost SA	5,837	23,842
C.H. Robinson Worldwide, Inc.	260	21,864
DSV A/S	2,525	451,747
Expeditors International of Washington, Inc.	4,063	513,279
Sankyu, Inc.	2,151	80,409
SG Holdings Co. Ltd.	2,037	26,379
United Parcel Service, Inc., Class B	3,634	515,665
Yamato Holdings Co. Ltd.	12,147	209,978
ZTO Express Cayman, Inc., ADR	1,262	20,646
ZTO Express Cayman, Inc.	4,728	76,830

TOTAL AIR FREIGHT & LOGISTICS		$1,940,639

AUTOMOBILE COMPONENTS – 0.7%
Continental AG	1,355	110,691
Fuyao Glass Industry Group Co. Ltd., Class H	71,372	322,667
Hankook Tire & Technology Co. Ltd.*	3,374	129,137
Hyundai Mobis Co. Ltd.	885	138,727
NOK Corp.	2,353	31,166
Nokian Renkaat OYJ	8,663	78,074
Stanley Electric Co. Ltd.	6,087	116,265
Sumitomo Electric Industries Ltd.	11,297	150,155
Sumitomo Rubber Industries Ltd.	8,771	101,607
Tachi-S Co. Ltd.	4,181	56,211
Tokai Rika Co. Ltd.	4,640	73,410
Toyota Boshoku Corp.	1,910	31,472
TS Tech Co. Ltd.	6,546	82,918
Unipres Corp.	6,411	44,714
Valeo SE	7,329	95,662

TOTAL AUTOMOBILE COMPONENTS		$1,562,876

AUTOMOBILES – 1.2%
Dongfeng Motor Group Co. Ltd., Class H	101,471	39,185
Honda Motor Co. Ltd.	34,218	382,491
Isuzu Motors Ltd.	77,110	1,052,162
Mercedes-Benz Group AG	3,596	242,776
Nissan Motor Co. Ltd.	38,198	149,959
Renault SA	2,970	111,849
Subaru Corp.	6,059	120,873

Description	Number of Shares	Value

Suzuki Motor Corp.	3,968	$178,237
Tesla, Inc.*	2,180	408,292
Yamaha Motor Co. Ltd.	7,554	71,399

TOTAL AUTOMOBILES		$2,757,223

BANKS – 5.5%
77 Bank Ltd. (The)	1,162	27,950
ABN AMRO Bank NV	12,073	177,683
AIB Group PLC	25,751	113,109
Axis Bank Ltd., GDR	7,076	456,132
Banco Bradesco SA, ADR	56,582	175,404
Bank of America Corp.	17,886	608,303
Bank of Ireland Group PLC	12,367	113,727
Bank of Nova Scotia (The)	12,380	578,921
Bank of Nova Scotia (The)	15,414	720,604
BNP Paribas SA	7,787	523,163
BPER Banca	35,902	129,494
CIMB Group Holdings Bhd	88,374	116,401
Dah Sing Financial Holdings Ltd.	15,131	30,473
DGB Financial Group, Inc.*	10,915	73,653
DNB Bank ASA	27,060	526,039
Erste Group Bank AG	4,685	201,822
FinecoBank Banca Fineco SpA	98,125	1,414,803
First Citizens BancShares, Inc., Class A	219	330,690
HDFC Bank Ltd., ADR	14,448	801,720
HSBC Holdings PLC	61,992	484,015
ING Groep NV	14,123	200,666
JPMorgan Chase & Co.	2,868	500,064
Kasikornbank PCL	27,332	91,626
Kasikornbank PCL, NVDR	18,550	62,830
KB Financial Group, Inc., ADR	4,798	202,811
Mebuki Financial Group, Inc.	24,143	72,265
Mitsubishi UFJ Financial Group, Inc.	108,080	1,012,337
Mizuho Financial Group, Inc.	6,438	116,924
PNC Financial Services Group, Inc. (The)	2,246	339,618
Resona Holdings, Inc.	23,801	131,388
Royal Bank of Canada	5,425	529,446
San-In Godo Bank Ltd. (The)	12,493	88,101
Sberbank of Russia PJSC, ADR*,(1)	3,982	—
Security Bank Corp.	34,622	43,694
Shinhan Financial Group Co. Ltd., ADR	6,962	213,664
Societe Generale SA	8,456	217,362
Standard Chartered PLC	30,280	228,842
Sumitomo Mitsui Trust Holdings, Inc.	19,810	405,972
Tochigi Bank Ltd. (The)	9,160	19,608
Unicaja Banco SA	67,863	64,887
UniCredit SpA	13,654	399,954

TOTAL BANKS		$12,546,165

BEVERAGES – 1.7%
Asahi Group Holdings Ltd.	2,284	84,892
Cia Cervecerias Unidas SA	4,410	26,749
Coca-Cola Co. (The)	6,897	410,303

January 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Coca-Cola Icecek AS	4,856	$85,665
Diageo PLC	19,147	691,549
Embotelladora Andina SA, Class B, ADR	5,668	85,530
Heineken NV	7,081	712,317
Kirin Holdings Co. Ltd.	26,142	375,764
Monster Beverage Corp.*	7,416	408,028
PepsiCo., Inc.	3,012	507,612
Pernod Ricard SA	2,471	405,208
Suntory Beverage & Food Ltd.	1,286	41,956
Tsingtao Brewery Co. Ltd., Class H	14,313	81,680

TOTAL BEVERAGES		$3,917,253

BIOTECHNOLOGY – 0.3%
Keymed Biosciences, Inc.*	9,822	38,988
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	1,400	14,343
United Therapeutics Corp.*	1,240	266,327
Vertex Pharmaceuticals, Inc.*	517	224,057
Zai Lab Ltd., ADR*	1,981	42,730

TOTAL BIOTECHNOLOGY		$586,445

BROADLINE RETAIL – 1.7%
Alibaba Group Holding Ltd.	31,884	285,967
Alibaba Group Holding Ltd., ADR	7,767	560,544
Amazon.com, Inc.*	16,907	2,623,966
ASKUL Corp.	15,536	209,995
Seria Co. Ltd.	5,100	93,459

TOTAL BROADLINE RETAIL		$3,773,931

BUILDING PRODUCTS – 1.0%
AGC, Inc.	945	35,540
Assa Abloy AB, Class B	17,837	489,193
Builders FirstSource, Inc.*	3,313	575,567
Cie de Saint-Gobain SA	3,235	228,736
Johnson Controls International PLC	10,898	574,215
Lennox International, Inc.	1,093	467,979

TOTAL BUILDING PRODUCTS		$2,371,230

CAPITAL MARKETS – 2.8%
Ares Management Corp., Class A	9,801	1,190,625
Cboe Global Markets, Inc.	235	43,205
Charles Schwab Corp. (The)	4,663	293,396
CME Group, Inc.	806	165,907
CSC Financial Co. Ltd., Class H	261,779	199,344
Deutsche Boerse AG	640	127,449
Hong Kong Exchanges & Clearing Ltd.	11,547	350,091
Houlihan Lokey, Inc.	3,258	390,243
Intercontinental Exchange, Inc.	1,279	162,855
Japan Exchange Group, Inc.	695	15,382
KKR & Co., Inc.	7,933	686,839
London Stock Exchange Group PLC	3,604	407,663
MarketAxess Holdings, Inc.	82	18,492
Moody’s Corp.	419	164,265
Morgan Stanley	4,307	375,743
MSCI, Inc.	324	193,953
S&P Global, Inc.	1,350	605,273
SEI Investments Co.	252	15,936

Description	Number of Shares	Value

UBS Group AG	34,981	$1,047,073

TOTAL CAPITAL MARKETS		$6,453,734

CHEMICALS – 1.9%
ADEKA Corp.	5,916	115,757
Air Liquide SA	568	106,292
Asahi Kasei Corp.	2,391	18,132
BASF SE	3,970	189,782
Celanese Corp.	2,331	341,002
China BlueChemical Ltd., Class H	120,320	33,129
Element Solutions, Inc.	10,928	242,929
EMS-Chemie Holding AG	36	27,177
Evonik Industries AG	6,832	125,682
FMC Corp.	7,964	447,577
Fuso Chemical Co. Ltd.	4,690	132,070
Givaudan SA	24	99,805
KH Neochem Co. Ltd.	11,295	176,018
Linde PLC	2,540	1,028,268
Lintec Corp.	4,483	84,903
LyondellBasell Industries NV, Class A	449	42,260
Mitsubishi Gas Chemical Co., Inc.	16,792	274,228
Nissan Chemical Corp.	274	10,928
Sherwin-Williams Co. (The)	1,125	342,427
Shin-Etsu Chemical Co. Ltd.	7,593	298,877
Symrise AG	689	71,087
Tosoh Corp.	831	10,715

TOTAL CHEMICALS		$4,219,045

COMMERCIAL SERVICES & SUPPLIES – 1.5%
Aeon Delight Co. Ltd.	2,744	70,288
Cintas Corp.	856	517,512
Clean Harbors, Inc.*	3,177	533,609
Copart, Inc.*	28,058	1,347,906
Kokuyo Co. Ltd.	3,969	63,919
Prosegur Cia de Seguridad SA	25,833	48,880
Rollins, Inc.	528	22,868
Secom Co. Ltd.	1,012	73,451
Waste Connections, Inc.	4,646	721,338

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,399,771

COMMUNICATIONS EQUIPMENT – 0.7%
Arista Networks, Inc.*	303	78,380
Cisco Systems, Inc.	13,720	688,470
Motorola Solutions, Inc.	1,639	523,660
Nokia OYJ	33,875	122,466
Telefonaktiebolaget LM Ericsson, Class B	26,704	148,033

TOTAL COMMUNICATIONS EQUIPMENT		$1,561,009

CONSTRUCTION & ENGINEERING – 0.6%
Bouygues SA	989	36,230
Chiyoda Corp.*	8,451	19,382
Ferrovial SE	328	12,508
Fugro NV*	3,881	71,654
Implenia AG	540	19,171
JGC Holdings Corp.	16,960	198,661
Obayashi Corp.	609	5,637
Vinci SA	7,803	985,693

TOTAL CONSTRUCTION & ENGINEERING		$1,348,936

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

CONSTRUCTION MATERIALS – 0.3%
Heidelberg Materials AG	2,893	$267,152
Holcim AG*	1,958	149,550
Imerys SA	1,783	59,296
Semen Indonesia Persero Tbk PT	207,882	81,643
Taiheiyo Cement Corp.	3,676	75,661
Vicat SACA	1,562	60,770

TOTAL CONSTRUCTION MATERIALS		$694,072

CONSUMER FINANCE – 0.5%
American Express Co.	2,393	480,371
Credit Acceptance Corp.*	869	470,190
Marui Group Co. Ltd.	7,428	122,823
Vanquis Banking Group PLC	16,623	24,869

TOTAL CONSUMER FINANCE		$1,098,253

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.4%
Alimentation Couche-Tard, Inc.	11,842	693,899
Atacadao SA	49,148	103,863
Carrefour SA	8,385	143,151
Costco Wholesale Corp.	137	95,198
J Sainsbury PLC	29,232	99,803
Jeronimo Martins SGPS SA	1,454	33,069
Koninklijke Ahold Delhaize NV	3,863	108,640
Performance Food Group Co.*	14,404	1,046,883
Tesco PLC	2,579	9,345
Tsuruha Holdings, Inc.	1,402	110,947
Walmart, Inc.	4,276	706,609

TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		$3,151,407

CONTAINERS & PACKAGING – 0.2%
Ball Corp.	3,498	193,964
Nampak Ltd.*	671	6,713
Silgan Holdings, Inc.	6,901	317,032

TOTAL CONTAINERS & PACKAGING		$517,709

DISTRIBUTORS – 0.5%
Genuine Parts Co.	315	44,172
LKQ Corp.	24,767	1,155,876

TOTAL DISTRIBUTORS		$1,200,048

DIVERSIFIED REITS – 0.1%
British Land Co. PLC (The)	13,060	62,776
Daiwa House REIT Investment Corp.	22	38,872
Land Securities Group PLC	8,948	75,438
Nomura Real Estate Master Fund, Inc.	39	42,676

DIVERSIFIED REITS		$219,762

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%
BT Group PLC	97,592	138,262
Deutsche Telekom AG	3,274	80,370
Elisa OYJ	738	33,624
Koninklijke KPN NV	114,964	391,078
KT Corp., ADR*	10,904	143,824
Magyar Telekom Telecommunications PLC, ADR	3,659	38,419
Nippon Telegraph & Telephone Corp.	219,253	275,328
Orange Polska SA	44,519	95,091
Orange SA	25,787	306,657

Description	Number of Shares	Value
Proximus SADP	10,293	$97,674
Swisscom AG	134	80,170
Telefonica Brasil SA	15,580	161,322
Telia Co. AB	9,355	24,128
Verizon Communications, Inc.	3,778	159,998

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,025,945

ELECTRIC UTILITIES – 0.9%
American Electric Power Co., Inc.	3,346	261,456
Duke Energy Corp.	6,761	647,907
Edison International	6,501	438,687
Exelon Corp.	13,750	478,638
Iberdola I-24*	199	2,400
Iberdrola SA	11,562	139,218
Redeia Corp. SA	2,104	35,011

TOTAL ELECTRIC UTILITIES		$2,003,317

ELECTRICAL EQUIPMENT – 0.1%
AMETEK, Inc.	327	52,990
Cosel Co. Ltd.	5,304	53,363
Ushio, Inc.	14,368	201,285
Zumtobel Group AG	2,314	15,029

TOTAL ELECTRICAL EQUIPMENT		$322,667

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
Alps Alpine Co. Ltd.	7,505	55,698
Amphenol Corp., Class A	1,338	135,272
Canon Marketing Japan, Inc.	4,378	133,201
CDW Corp.	301	68,243
Foxconn Technology Co. Ltd.	34,488	55,538
Halma PLC	1,888	52,258
Hon Hai Precision Industry Co. Ltd.	26,738	87,466
Jabil, Inc.	3,416	427,991
Keyence Corp.	129	57,714
Koa Corp.	4,959	50,741
Maxell Ltd.	5,831	64,133
Nippon Chemi-Con Corp.*	4,361	39,611
PAX Global Technology Ltd.	39,767	27,792
Shimadzu Corp.	1,675	46,317

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,301,975

ENERGY EQUIPMENT & SERVICES – 0.2%
China Oilfield Services Ltd., Class H	339,973	326,750
John Wood Group PLC*	30,828	61,118
Trican Well Service Ltd.	12,606	41,068

TOTAL ENERGY EQUIPMENT & SERVICES		$428,936

ENTERTAINMENT – 0.7%
Avex, Inc.	5,220	50,074
Capcom Co. Ltd.	514	19,603
DeNA Co. Ltd.	5,938	59,953
NetEase, Inc., ADR	3,178	310,300
NetEase, Inc.	17,736	344,754
Netflix, Inc.*	1,027	579,341
Nintendo Co. Ltd.	2,391	133,587
Square Enix Holdings Co. Ltd.	2,592	101,286

January 31, 2024 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Universal Music Group NV	1,733	$51,085

TOTAL ENTERTAINMENT		$1,649,983

FINANCIAL SERVICES – 2.1%
Berkshire Hathaway, Inc., Class B*	2,063	791,656
Edenred SE	18,315	1,093,928
Fiserv, Inc.*	73	10,357
FleetCor Technologies, Inc.*	1,816	526,513
Investor AB, Class B	575	13,538
Jack Henry & Associates, Inc.	164	27,196
Mastercard, Inc., Class A	2,262	1,016,158
Mitsubishi HC Capital, Inc.	6,107	43,301
Visa, Inc., Class A	4,570	1,248,798

TOTAL FINANCIAL SERVICES		$4,771,445

FOOD PRODUCTS – 1.0%
Astral Foods Ltd.*	6,058	51,086
Barry Callebaut AG	8	11,685
Campbell Soup Co.	437	19,503
Chocoladefabriken Lindt & Spruengli AG	5	63,545
Conagra Brands, Inc.	1,075	31,336
Danone SA	513	34,178
General Mills, Inc.	1,317	85,486
Hershey Co. (The)	337	65,223
Hormel Foods Corp.	678	20,591
J.M. Smucker Co. (The)	237	31,177
JDE Peet’s NV	431	10,639
Kellanova	614	33,623
Kerry Group PLC, Class A	416	37,080
Kraft Heinz Co. (The)	1,932	71,735
McCormick & Co., Inc.	561	38,238
MEIJI Holdings Co. Ltd.	1,482	35,842
Mondelez International, Inc., Class A	2,055	154,680
Nestle SA	6,611	753,327
Nissin Foods Holdings Co. Ltd.	1,917	62,017
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	336,634	18,010
Thai Union Group PCL, Class F	174,758	74,888
Tyson Foods, Inc., Class A	6,772	370,835
Ulker Biskuvi Sanayi AS*	28,891	88,889
WH Group Ltd.	215,691	127,257
Yihai International Holding Ltd.*	39,229	50,349

TOTAL FOOD PRODUCTS		$2,341,219

GAS UTILITIES – 0.6%
Atmos Energy Corp.	8,312	947,069
China Gas Holdings Ltd.	39,259	35,793
Enagas SA	1,291	21,017
ENN Energy Holdings Ltd.	8,669	64,531
Kunlun Energy Co. Ltd.	213,264	191,063
Osaka Gas Co. Ltd.	3,499	73,678
Snam SpA	10,214	49,885

TOTAL GAS UTILITIES		$1,383,036

GROUND TRANSPORTATION – 1.5%
ALD SA	11,977	79,823
Canadian National Railway Co.	13,261	1,645,037
Central Japan Railway Co.	3,281	82,001

Description	Number of Shares	Value

East Japan Railway Co.	488	$27,910
Knight-Swift Transportation Holdings, Inc.	11,200	642,656
Tobu Railway Co. Ltd.	158	4,184
Uber Technologies, Inc.*	9,148	597,090
U-Haul Holding Co.	4,713	301,019
West Japan Railway Co.	128	5,331

TOTAL GROUND TRANSPORTATION		$3,385,051

HEALTH CARE EQUIPMENT & SUPPLIES – 1.6%
Abbott Laboratories	6,282	710,808
Asahi Intecc Co. Ltd.	179	3,401
Becton Dickinson & Co.	142	33,911
Coloplast A/S, Class B	619	71,353
Hoya Corp.	479	60,847
ICU Medical, Inc.*	2,739	250,701
IDEXX Laboratories, Inc.*	234	120,529
Koninklijke Philips NV*	10,237	216,570
Medtronic PLC	11,532	1,009,511
Paramount Bed Holdings Co. Ltd.	2,601	46,977
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	189,991	121,367
Siemens Healthineers AG	907	50,476
Stryker Corp.	2,907	975,240
Sysmex Corp.	385	20,856

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,692,547

HEALTH CARE PROVIDERS & SERVICES – 2.7%
Alfresa Holdings Corp.	5,035	82,569
BML, Inc.	5,976	115,496
Cencora, Inc.	380	88,418
Chemed Corp.	583	345,597
Fresenius SE & Co. KGaA	5,698	159,959
HCA Healthcare, Inc.	4,005	1,221,124
McKesson Corp.	1,103	551,379
Molina Healthcare, Inc.*	3,117	1,111,023
Netcare Ltd.	103,731	78,849
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	61,500	86,931
UnitedHealth Group, Inc.	4,372	2,237,327

TOTAL HEALTH CARE PROVIDERS & SERVICES		$6,078,672

HOTELS, RESTAURANTS & LEISURE – 1.7%
Booking Holdings, Inc.*	136	477,016
Choice Hotels International, Inc.	2,464	298,439
Compass Group PLC	22,202	611,527
Darden Restaurants, Inc.	2,669	433,926
Flutter Entertainment PLC*	2,060	422,827
La Francaise des Jeux SAEM	545	22,091
McDonald’s Corp.	3,615	1,058,183
McDonald’s Holdings Co. Japan Ltd.	827	36,822
Meituan, Class B*	41,291	332,113
Trip.com Group Ltd., ADR*	1,949	71,255
Yum! Brands, Inc.	630	81,579

TOTAL HOTELS, RESTAURANTS & LEISURE		$3,845,778

HOUSEHOLD DURABLES – 1.1%
Casio Computer Co. Ltd.	7,268	62,667
Coway Co. Ltd.*	2,357	97,768

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Crest Nicholson Holdings PLC	22,271	$58,843
Garmin Ltd.	343	40,985
Lennar Corp., Class A	3,489	522,827
Nikon Corp.	16,985	173,341
NVR, Inc.*	117	827,809
Rinnai Corp.	4,970	112,599
Sekisui Chemical Co. Ltd.	11,122	158,795
Sekisui House Ltd.	8,450	190,752
Sony Group Corp.	3,288	322,449

TOTAL HOUSEHOLD DURABLES		$2,568,835

HOUSEHOLD PRODUCTS – 1.2%
Church & Dwight Co., Inc.	557	55,617
Colgate-Palmolive Co.	4,497	378,647
Henkel AG & Co. KGaA	1,528	104,501
Procter & Gamble Co. (The)	5,867	921,940
Reckitt Benckiser Group PLC	18,158	1,312,839
Unicharm Corp.	969	33,342

TOTAL HOUSEHOLD PRODUCTS		$2,806,886

INDUSTRIAL CONGLOMERATES – 0.2%
3M Co.	951	89,727
CK Hutchison Holdings Ltd.	23,897	123,424
Hikari Tsushin, Inc.	757	131,907
Honeywell International, Inc.	379	76,656

TOTAL INDUSTRIAL CONGLOMERATES		$421,714

INDUSTRIAL REITS – 0.1%
LaSalle Logiport REIT	140	141,771

INSURANCE – 6.9%
Admiral Group PLC	916	29,126
Ageas SA	4,000	171,888
AIA Group Ltd.	175,909	1,379,552
Allianz SE	226	60,382
Arthur J. Gallagher & Co.	3,976	923,068
AXA SA	44,636	1,498,222
Baloise Holding AG	205	32,747
Brown & Brown, Inc.	543	42,115
Caixa Seguridade Participacoes S/A	45,210	129,761
China Pacific Insurance Group Co. Ltd., Class H	102,496	188,590
China Reinsurance Group Corp., Class H	887,141	47,680
Chubb Ltd.	4,334	1,061,830
Dai-ichi Life Holdings, Inc.	17,363	380,819
Enstar Group Ltd.*	1,198	319,734
Everest Group Ltd.	1,044	401,909
Gjensidige Forsikring ASA	596	9,586
Globe Life, Inc.	4,310	529,354
Intact Financial Corp.	9,535	1,491,118
Japan Post Holdings Co. Ltd.	4,800	45,949
Markel Group, Inc.*	407	609,454
Marsh & McLennan Cos., Inc.	3,505	679,409
MS&AD Insurance Group Holdings, Inc.	9,504	392,465
Muenchener Rueckversicherungs AG	331	140,913
NN Group NV	4,275	175,225
Old Mutual Ltd.	157,698	104,945
PICC Property & Casualty Co. Ltd., Class H	533,039	663,029
Principal Financial Group, Inc.	6,524	516,048

Description	Number of Shares	Value

Progressive Corp. (The)	2,887	$514,608
Prudential PLC	11,643	119,604
Sampo OYJ, Class A	2,235	93,547
Sompo Holdings, Inc.	1,751	90,792
Swiss Life Holding AG	31	22,262
T&D Holdings, Inc.	62,653	1,037,456
Talanx AG	10,851	761,317
Tokio Marine Holdings, Inc.	28,678	756,165
Tongyang Life Insurance Co. Ltd.*	7,202	26,528
Travelers Cos., Inc. (The)	436	92,153
Tryg A/S	1,811	38,709
Willis Towers Watson PLC	234	57,634
Zurich Insurance Group AG	279	141,757

TOTAL INSURANCE		$15,777,450

INTERACTIVE MEDIA & SERVICES – 2.8%
Alphabet, Inc., Class A*	20,202	2,830,300
Alphabet, Inc., Class C*	4,050	574,290
Baidu, Inc., Class A*	1,232	15,951
Kanzhun Ltd., ADR	13,335	185,490
Meta Platforms, Inc., Class A*	4,615	1,800,496
Tencent Holdings Ltd.	29,885	1,037,348

TOTAL INTERACTIVE MEDIA & SERVICES		$6,443,875

IT SERVICES – 1.8%
Accenture PLC, Class A	4,044	1,471,531
BIPROGY Inc	4,166	121,974
Capgemini SE	3,021	671,633
Cognizant Technology Solutions Corp., Class A	6,656	513,311
Future Corp.	16,934	200,984
Gartner, Inc.*	1,487	680,213
International Business Machines Corp.	1,093	200,740
NET One Systems Co. Ltd.	9,288	151,015
Nomura Research Institute Ltd.	454	13,885
Obic Co. Ltd.	358	54,992
Otsuka Corp.	401	16,873

TOTAL IT SERVICES		$4,097,151

LEISURE PRODUCTS – 0.2%
Bandai Namco Holdings, Inc.	2,539	54,976
Hasbro, Inc.	292	14,293
Roland Corp.	1,990	66,116
Sega Sammy Holdings, Inc.	8,513	125,291
Shimano, Inc.	523	75,090
Yamaha Corp.	800	17,592

TOTAL LEISURE PRODUCTS		$353,358

LIFE SCIENCES TOOLS & SERVICES – 0.7%
Agilent Technologies, Inc.	653	84,955
Danaher Corp.	3,652	876,152
ICON PLC*	1,623	423,392
Mettler-Toledo International, Inc.*	96	114,930
Thermo Fisher Scientific, Inc.	139	74,918

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,574,347

MACHINERY – 2.4%
Amada Co. Ltd.	8,120	87,628
Daimler Truck Holding AG	5,246	187,477

January 31, 2024 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Deere & Co.	1,030	$405,387
Duerr AG	2,710	61,960
Ebara Corp.	1,255	78,597
Fortive Corp.	2,992	233,914
Fuji Corp.	7,803	132,210
Graco, Inc.	2,964	252,829
Hino Motors Ltd.*	15,212	51,791
Hisaka Works Ltd.	2,780	18,459
IDEX Corp.	1,822	385,353
Japan Steel Works Ltd. (The)	2,759	45,408
Kone OYJ, Class B	14,941	739,599
Kubota Corp.	13,240	200,420
Makino Milling Machine Co. Ltd.	1,034	41,882
Makita Corp.	4,421	118,991
Nachi-Fujikoshi Corp.	2,000	46,642
Nordson Corp.	114	28,696
OKUMA Corp.	2,793	125,669
OSG Corp.	12,858	174,976
PACCAR, Inc.	6,700	672,613
Schindler Holding AG	39	9,284
Schindler Holding AG	201	50,067
SKF AB, Class B	11,328	223,220
SMC Corp.	133	74,034
Snap-on, Inc.	88	25,514
Spirax-Sarco Engineering PLC	383	48,205
Sumitomo Heavy Industries Ltd.	3,820	99,108
Tadano Ltd.	6,210	50,552
THK Co. Ltd.	10,690	205,533
Tsubakimoto Chain Co.	1,405	40,633
Volvo AB, Class B	21,801	522,468

TOTAL MACHINERY		$5,439,119

MARINE TRANSPORTATION – 0.0%**
Kuehne + Nagel International AG	20	6,778

MEDIA – 1.0%
Cable One, Inc.	287	157,543
Hakuhodo DY Holdings, Inc.	18,292	140,505
Megacable Holdings SAB de CV	30,999	79,247
Metropole Television SA	4,832	68,530
Nippon Television Holdings, Inc.	11,098	129,477
Omnicom Group, Inc.	6,365	575,269
Publicis Groupe SA	6,932	694,541
RTL Group SA	2,365	90,888
Television Francaise 1 SA	11,139	98,006
TV Asahi Holdings Corp.	7,279	86,762
WPP PLC	20,368	196,968

TOTAL MEDIA		$2,317,736

METALS & MINING – 0.8%
Anglo American PLC	4,343	103,527
ARE Holdings, Inc.	7,386	102,847
Barrick Gold Corp.	8,458	132,112
Centamin PLC	54,200	66,028
Centerra Gold, Inc.	10,619	56,000
Dowa Holdings Co. Ltd.	2,740	95,558
Endeavour Mining PLC	3,421	59,262
Ferrexpo PLC	27,059	29,813

Description	Number of Shares	Value

Fresnillo PLC	9,618	$64,332
Maruichi Steel Tube Ltd.	2,737	69,737
Neturen Co. Ltd.	5,335	38,205
Norsk Hydro ASA	3,686	21,602
OceanaGold Corp.	27,474	54,970
Rio Tinto PLC	12,314	852,368
Yamato Kogyo Co. Ltd.	1,155	63,934

TOTAL METALS & MINING		$1,810,295

MULTI-UTILITIES – 1.2%
Engie SA	123,502	1,972,633
National Grid PLC	54,891	731,099

TOTAL MULTI-UTILITIES		$2,703,732

OFFICE REITS – 0.0%**
Japan Real Estate Investment Corp.	12	46,002
Nippon Building Fund, Inc.	14	56,646

TOTAL OFFICE REITS		$102,648

OIL, GAS & CONSUMABLE FUELS – 3.1%
ARC Resources Ltd.	4,717	73,257
BP PLC	61,323	358,152
Chevron Corp.	4,495	662,698
ConocoPhillips	4,427	495,248
Coterra Energy, Inc.	18,979	472,198
Diamondback Energy, Inc.	2,809	431,856
Enbridge, Inc.	15,978	567,362
Eni SpA	27,064	431,436
Equinor ASA	23,432	670,556
Exxon Mobil Corp.	2,042	209,938
Shell PLC	19,717	611,273
TotalEnergies SE	23,868	1,548,450
TotalEnergies SE, ADR	8,291	540,407
Ultrapar Participacoes SA	8,109	46,123
Williams Cos., Inc. (The)	269	9,324

TOTAL OIL, GAS & CONSUMABLE FUELS		$7,128,278

PAPER & FOREST PRODUCTS – 0.1%
Mondi PLC	6,906	123,760
Oji Holdings Corp.	1,550	6,060
UPM-Kymmene OYJ	1,816	66,052

TOTAL PAPER & FOREST PRODUCTS		$195,872

PASSENGER AIRLINES – 0.5%
easyJet PLC*	21,464	150,270
Japan Airlines Co. Ltd.	4,517	86,798
Ryanair Holdings PLC, ADR	2,147	286,839
Southwest Airlines Co.	20,058	599,534

TOTAL PASSENGER AIRLINES		$1,123,441

PERSONAL CARE PRODUCTS – 0.5%
Beiersdorf AG	500	73,170
Kao Corp.	699	27,658
Kenvue, Inc.	17,227	357,632
Unilever PLC	12,406	603,679

TOTAL PERSONAL CARE PRODUCTS		$1,062,139

PHARMACEUTICALS – 6.3%
Almirall SA	8,369	79,387

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Astellas Pharma, Inc.	18,723	$217,982
AstraZeneca PLC	9,789	1,297,795
AstraZeneca PLC, ADR	12,862	857,124
Bristol-Myers Squibb Co.	2,103	102,774
Chugai Pharmaceutical Co. Ltd.	4,069	146,363
Daiichi Sankyo Co. Ltd.	8,563	256,368
Eisai Co. Ltd.	999	47,042
Eli Lilly & Co.	748	482,916
Genomma Lab Internacional SAB de CV, Class B	103,501	84,730
GSK PLC	23,632	467,388
Johnson & Johnson	9,127	1,450,280
Kissei Pharmaceutical Co. Ltd.	1,523	32,521
Kyowa Kirin Co. Ltd.	7,737	121,873
Merck & Co., Inc.	14,489	1,749,981
Merck KGaA	5,106	837,770
Nippon Shinyaku Co. Ltd.	3,032	107,114
Novartis AG	30,709	3,175,734
Novo Nordisk A/S, Class B	974	111,333
Ono Pharmaceutical Co. Ltd.	5,882	106,018
Otsuka Holdings Co. Ltd.	2,139	84,080
Pfizer, Inc.	33,390	904,201
Roche Holding AG	1,964	559,183
Roche Holding AG	176	53,315
Sanofi SA	1,703	170,548
Shionogi & Co. Ltd.	2,313	111,016
Takeda Pharmaceutical Co. Ltd.	9,169	269,481
Zoetis, Inc.	2,606	489,433

TOTAL PHARMACEUTICALS		$14,373,750

PROFESSIONAL SERVICES – 2.2%
Adecco Group AG	3,835	165,837
Automatic Data Processing, Inc.	2,720	668,521
BayCurrent Consulting, Inc.	7,100	165,068
Bureau Veritas SA	27,117	721,282
dip Corp.	1,100	18,894
en Japan, Inc.	6,839	126,395
Experian PLC	15,706	653,721
Hays PLC	65,682	81,732
MEITEC Group Holdings, Inc.	4,830	95,553
Open Up Group, Inc.	7,999	123,901
Pagegroup PLC	13,285	77,172
Paychex, Inc.	782	95,193
Recruit Holdings Co. Ltd.	11,436	451,707
RELX PLC	3,764	155,356
Science Applications International Corp.	5,251	670,343
SGS SA	771	71,245
SThree PLC	7,191	37,210
Wolters Kluwer NV	4,442	654,827

TOTAL PROFESSIONAL SERVICES		$5,033,957

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.5%
CBRE Group, Inc., Class A*	4,514	389,603
CK Asset Holdings Ltd.	22,380	100,986
Daito Trust Construction Co. Ltd.	1,274	144,918
Daiwa House Industry Co. Ltd.	863	26,686
KE Holdings, Inc., ADR	9,295	131,710
Mitsubishi Estate Co. Ltd.	21,488	297,736

Description	Number of Shares	Value

Swiss Prime Site AG	384	$38,894
Wharf Holdings Ltd. (The)	28,387	82,938

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$1,213,471

RETAIL REITS – 0.0%**
Japan Metropolitan Fund Invest	67	45,483

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.2%
ams-OSRAM AG*	40,263	94,233
Applied Materials, Inc.	2,512	412,722
ASM Pacific Technology Ltd.	9,273	89,488
Broadcom, Inc.	365	430,700
Disco Corp.	282	76,095
Intel Corp.	6,418	276,487
KLA Corp.	372	220,983
Miraial Co. Ltd.	1,980	19,867
NVIDIA Corp.	3,807	2,342,333
Optorun Co. Ltd.	4,742	54,794
QUALCOMM, Inc.	3,751	557,061
Renesas Electronics Corp.*	29,000	475,820
Rohm Co. Ltd.	8,636	149,051
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	500,462
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,100	463,136
Texas Instruments, Inc.	6,988	1,118,919

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$7,282,151

SOFTWARE – 4.9%
Adobe, Inc.*	576	355,841
ANSYS, Inc.*	192	62,943
Cadence Design Systems, Inc.*	268	77,307
Constellation Software, Inc.	820	2,266,358
Dassault Systemes SE	2,564	132,913
Intuit, Inc.	911	575,142
Lumine Group, Inc.*	1,068	24,912
Microsoft Corp.	14,618	5,811,825
PTC, Inc.*	1,651	298,253
Roper Technologies, Inc.	239	128,343
Sage Group PLC (The)	730	10,868
Salesforce, Inc.*	2,389	671,524
Synopsys, Inc.*	368	196,273
Topicus.com, Inc.*	515	39,838
Trend Micro, Inc.*	537	30,721
Tyler Technologies, Inc.*	94	39,739
Workday, Inc., Class A*	1,550	451,159

TOTAL SOFTWARE		$11,173,959

SPECIALIZED REITS – 1.6%
American Tower Corp.	8,207	1,605,700
Crown Castle, Inc.	5,547	600,463
Public Storage	1,987	562,698
VICI Properties, Inc.	27,785	836,884

TOTAL SPECIALIZED REITS		$3,605,745

SPECIALTY RETAIL – 1.9%
ABC-Mart, Inc.	4,218	73,100
AutoZone, Inc.*	185	510,994
CarMax, Inc.*	2,587	184,143

January 31, 2024 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

CECONOMY AG*	12,893	$31,319
Home Depot, Inc. (The)	2,269	800,866
Industria de Diseno Textil SA	13,977	597,620
Kingfisher PLC	37,208	103,450
Nitori Holdings Co. Ltd.	606	79,314
O’Reilly Automotive, Inc.*	572	585,185
Ross Stores, Inc.	3,724	522,403
Shimamura Co. Ltd.	845	92,704
TJX Cos., Inc. (The)	7,084	672,342
USS Co. Ltd.	1,966	37,180
Xebio Holdings Co. Ltd.	6,518	43,328

TOTAL SPECIALTY RETAIL		$4,333,948

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.3%
Apple, Inc.	14,361	2,648,168
Canon, Inc.	3,348	92,228
Catcher Technology Co. Ltd.	14,221	88,366
HP, Inc.	1,257	36,089
Quadient SA	3,589	76,040

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$2,940,891

TEXTILES, APPAREL & LUXURY GOODS – 0.5%
Burberry Group PLC	8,148	134,213
Deckers Outdoor Corp.*	58	43,716
Hermes International SCA	66	139,238
Lululemon Athletica, Inc.*	126	57,181
NIKE, Inc., Class B	5,843	593,240
Sanyo Shokai Ltd.	1,290	23,582
Swatch Group AG – BR (The)	720	169,027
Yue Yuen Industrial Holdings Ltd.	33,359	31,458

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,191,655

TOBACCO – 0.9%
British American Tobacco PLC	12,701	374,472
Japan Tobacco, Inc.	3,747	98,761
Philip Morris International, Inc.	16,199	1,471,679

TOTAL TOBACCO		$1,944,912

TRADING COMPANIES & DISTRIBUTORS – 2.0%
AerCap Holdings NV*	14,367	1,099,938
Brenntag SE	17,954	1,587,314
Fastenal Co.	4,286	292,434
ITOCHU Corp.	8,375	380,092
Marubeni Corp.	672	11,462
Mitsubishi Corp.	8,535	147,100
RS Group PLC	71,454	708,035
Sumitomo Corp.	4,164	95,763
Travis Perkins PLC	9,278	92,545
WW Grainger, Inc.	96	85,981

TOTAL TRADING COMPANIES & DISTRIBUTORS		$4,500,664

TRANSPORTATION INFRASTRUCTURE – 0.0%**
Kamigumi Co. Ltd.	2,318	53,327

WATER UTILITIES – 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,430	119,014

Description	Number of Shares	Value

Severn Trent PLC	902	$29,650

TOTAL WATER UTILITIES		$148,664

WIRELESS TELECOMMUNICATION SERVICES – 0.8%
Empresa Nacional de Telecomunicaciones SA	16,192	52,888
KDDI Corp.	41,926	1,389,220
MTN Group Ltd.	11,602	59,015
SoftBank Corp.	8,351	110,950
T-Mobile US, Inc.	626	100,930
VEON Ltd., ADR*	2,051	39,892

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,752,895

TOTAL COMMON STOCKS (Cost $ 160,055,029)		$207,223,304

EXCHANGE-TRADED FUNDS – 0.1%

EQUITY FUNDS – 0.1%
iShares Core MSCI EAFE ETF	2,141	149,592
Next Funds Topix ETF	2,850	51,276

TOTAL EXCHANGE-TRADED FUNDS (Cost $ 178,833)		$200,868

PREFERRED STOCKS – 0.3%

CONSUMER DISCRETIONARY – 0.1%
Bayerische Motoren Werke AG 9.74%	1,208	118,034
Volkswagen AG 7.40%	1,707	219,546

TOTAL CONSUMER DISCRETIONARY		$337,580

CONSUMER STAPLES – 0.1%
Henkel AG & Co. KGaA 2.62%	1,776	136,146

ENERGY – 0.1%
Raizen SA 6.87%	154,000	119,361

MATERIALS – 0.0%**
Fuchs SE 3.05%	2,088	91,524

TOTAL PREFERRED STOCKS (Cost $ 606,994)		$684,611

WARRANTS – 0.0%
Constellation Software, Inc., Expire 03/31/40*,(1)	905	—

TOTAL WARRANTS (Cost $ —)		$—

MONEY MARKET FUND – 5.3%
Dreyfus Government Cash Management Fund, Institutional Shares 5.22%^	11,988,813	11,988,813

TOTAL MONEY MARKET FUND (Cost $ 11,988,813)		$11,988,813

TOTAL INVESTMENTS – 96.7% (COST $ 172,829,669)		$220,097,596

OTHER ASSETS LESS LIABILITIES – 3.3%		7,551,653

TOTAL NET ASSETS – 100.0%		$227,649,249

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total
Assets

Investments in Securities
Common Stocks
Aerospace & Defense	$2,057,392	$2,944,936	$—		$5,002,328
Air Freight & Logistics	1,071,454	869,185	—		1,940,639
Automobile Components	—	1,562,876	—		1,562,876
Automobiles	408,292	2,348,931	—		2,757,223
Banks	5,001,245	7,544,920	—	(a)	12,546,165
Beverages	1,438,222	2,479,031	—		3,917,253
Biotechnology	533,114	53,331	—		586,445
Broadline Retail	3,184,510	589,421	—		3,773,931
Building Products	1,617,761	753,469	—		2,371,230
Capital Markets	4,306,732	2,147,002	—		6,453,734
Chemicals	2,444,463	1,774,582	—		4,219,045
Commercial Services & Supplies	3,143,233	256,538	—		3,399,771
Communications Equipment	1,290,510	270,499	—		1,561,009
Construction & Engineering	—	1,348,936	—		1,348,936
Construction Materials	—	694,072	—		694,072
Consumer Finance	950,561	147,692	—		1,098,253
Consumer Staples Distribution & Retail	2,646,452	504,955	—		3,151,407
Containers & Packaging	510,996	6,713	—		517,709
Distributors	1,200,048	—	—		1,200,048
Diversified REITs	—	219,762	—		219,762
Diversified Telecommunication Services	503,563	1,522,382	—		2,025,945
Electric Utilities	1,826,688	176,629	—		2,003,317
Electrical Equipment	52,990	269,677	—		322,667
Electronic Equipment, Instruments & Components	631,506	670,469	—		1,301,975
Energy Equipment & Services	41,068	387,868	—		428,936
Entertainment	889,641	760,342	—		1,649,983
Financial Services	3,620,678	1,150,767	—		4,771,445
Food Products	922,427	1,418,792	—		2,341,219
Gas Utilities	947,069	435,967	—		1,383,036
Ground Transportation	3,185,802	199,249	—		3,385,051
Health Care Equipment & Supplies	3,100,700	591,847	—		3,692,547
Health Care Providers & Services	5,554,868	523,804	—		6,078,672
Hotels, Restaurants & Leisure	2,420,398	1,425,380	—		3,845,778
Household Durables	1,391,621	1,177,214	—		2,568,835
Household Products	1,356,204	1,450,682	—		2,806,886
Industrial Conglomerates	166,383	255,331	—		421,714
Industrial REITs	—	141,771	—		141,771
Insurance	7,368,195	8,409,255	—		15,777,450
Interactive Media & Services	5,390,576	1,053,299	—		6,443,875
IT Services	2,865,795	1,231,356	—		4,097,151
Leisure Products	14,293	339,065	—		353,358
Life Sciences Tools & Services	1,574,347	—	—		1,574,347
Machinery	2,004,306	3,434,813	—		5,439,119
Marine Transportation	—	6,778	—		6,778
Media	812,059	1,505,677	—		2,317,736
Metals & Mining	302,344	1,507,951	—		1,810,295
Multi-Utilities	—	2,703,732	—		2,703,732
Office REITs	—	102,648	—		102,648
Oil, Gas & Consumable Fuels	3,508,411	3,619,867	—		7,128,278
Paper & Forest Products	123,760	72,112	—		195,872

January 31, 2024 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total
Passenger Airlines	$886,373	$237,068	$—	$1,123,441
Personal Care Products	357,632	704,507	—	1,062,139
Pharmaceuticals	6,121,439	8,252,311	—	14,373,750
Professional Services	1,452,951	3,581,006	—	5,033,957
Real Estate Management & Development	521,313	692,158	—	1,213,471
Retail REITs	—	45,483	—	45,483
Semiconductors & Semiconductor Equipment	5,822,341	1,459,810	—	7,282,151
Software	10,999,457	174,502	—	11,173,959
Specialized REITs	3,605,745	—	—	3,605,745
Specialty Retail	3,275,933	1,058,015	—	4,333,948
Technology Hardware, Storage & Peripherals	2,684,257	256,634	—	2,940,891
Textiles, Apparel & Luxury Goods	694,137	497,518	—	1,191,655
Tobacco	1,471,679	473,233	—	1,944,912
Trading Companies & Distributors	1,478,353	3,022,311	—	4,500,664
Transportation Infrastructure	—	53,327	—	53,327
Water Utilities	119,014	29,650	—	148,664
Wireless Telecommunication Services	193,710	1,559,185	—	1,752,895
Exchange-Traded Funds	200,868	—	—	200,868
Preferred Stocks	119,361	565,250	—	684,611
Warrants	—	—	—(a)	—
Money Market Fund	11,988,813	—	—	11,988,813

Total Investments in Securities	$134,374,053	$85,723,543	$—	$220,097,596

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$276,074	$—	$276,074
Financial Futures Contracts	35,822	—	—	35,822

Total Assets - Other Financial Instruments	$35,822	$276,074	$—	$311,896

Liabilities

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(54,582)	$—	$(54,582)
Financial Futures Contracts	(3,258,262)	—	—	(3,258,262)

Total Liabilities - Other Financial Instruments	$(3,258,262)	$(54,582)	$—	$(3,312,844)

(a)	Includes internally fair valued securities currently priced at zero ($0).
!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CAD	Canadian Dollar

ETF	Exchange-Traded Fund

EUR	Euro

GBP	British Pound Sterling

GDR	Global Depositary Receipt

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Global Alpha Equities Fund (concluded)

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

At January 31, 2024, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)

CONTRACTS SOLD

3/20/2024	RBC Capital Markets Corp.	8,975,000 CAD	$6,625,254	$6,679,836	$ —	$(54,582)

3/20/2024	Deutsche Bank AG	7,066,000 EUR	7,776,826	7,652,297	124,529	—

3/20/2024	BNP Paribas	42,695,000 HKD	5,477,550	5,468,441	9,109	—

3/20/2024	Morgan Stanley	5,445,000 GBP	6,948,353	6,903,141	45,212	—

3/21/2024	Morgan Stanley	938,700,000 JPY	6,526,240	6,429,016	97,224	—

UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$276,074	$(54,582)

At January 31, 2024, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)

SHORT POSITIONS:

EXCHANGE-TRADED:

E-Mini Russell 2000 Index	March 2024	67	$ 6,372,584	$ 6,552,265	$ —	$ (179,681)

E-Mini S&P 500 Index	March 2024	94	21,901,870	22,891,350	—	(989,480)

E-Mini S&P Mid 400 Index	March 2024	29	7,715,665	7,955,570	—	(239,905)

Euro STOXX 50 Index	March 2024	56	2,772,103	2,823,221	—	(51,118)

FTSE 100 Index	March 2024	41	3,931,433	3,963,975	—	(32,542)

HSCE Index	February 2024	147	4,927,392	4,891,570	35,822	—

MSCI EAFE Index	March 2024	324	35,086,407	36,174,600	—	(1,088,193)

S&P TSX 60 Index	March 2024	28	5,128,852	5,293,228	—	(164,376)

TOPIX Index	March 2024	43	6,947,319	7,460,286	—	(512,967)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$35,822	$(3,258,262)

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

January 31, 2024 (unaudited)